INVESTMENTS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2020	Jan. 31, 2019	Dec. 31, 2018	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Investments						$ 500,000	$ 3,152,025
Florida Based LLC [Member]
Schedule of Equity Method Investments [Line Items]
Sales				$ 1,672,200	$ 1,434,684
Accounts receivable related parties				$ 1,419,306		2,202,345
Applied Holding Corp [Member]
Schedule of Equity Method Investments [Line Items]
Investment			$ 200,000
Debt conversion due date			2021
Applied Holding Corp [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Term			2 years
Trio Opportunity Corp [Member]
Schedule of Equity Method Investments [Line Items]
Investment			$ 500,000
Trio Opportunity Corp [Member] | Common Class B [Member]
Schedule of Equity Method Investments [Line Items]
Non-voting shares			50,000
Share price			$ 10.00
Florida Based LLC [Member]
Schedule of Equity Method Investments [Line Items]
Restricted cash, released upon reaching milestone	$ 1,000,000						1,000,000
Contigent consideration of additional payment							2,518,684
Revenue						7,982,281	7,476,047
Accounts Receivable	1,593,272					2,202,345	$ 1,593,272
Lygos Inc [Member]
Schedule of Equity Method Investments [Line Items]
Investment	500,000
Payments to Acquire Investments	$ 500,000					$ 500,000
ENP Realty LLC [Member]
Schedule of Equity Method Investments [Line Items]
Non-controlling interests	35.00%						35.00%
ENP Peru Investments LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest				50.00%		50.00%
Proceeds from investment						$ 30,478
ENP Realty LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest			24.00%
Florida Based LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest		50.00%
Investment		$ 1,001,000